Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Comparison

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of SLB’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2022, 2021 and 2020.

									Value of Initial Fixed $100 Investment Based on:			(Stated in millions)
Name	Summary Compensation Table Total for CEO ($)	(1)	Compensation Actually Paid to CEO ($)	(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)	(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return	(4)	Net Income (Loss) ($)	Adjusted EBITDA ($)	(5)
2022	15,713,757		39,478,899		5,087,891		17,341,223		$142.09	$146.82		3,492	6,462
2021	16,795,502		32,392,156		6,353,971		13,116,171		$78.43	$82.83		1,928	4,925
2020	5,650,084		(10,610,514)		6,081,217		2,190,708		$56.19	$63.45		(10,486)	4,313

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Le Peuch served as CEO for each of the years presented.
(2)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs.
(3)	For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Ms. Gharbi and Simon Ayat, SLB’s former EVP and Chief Financial Officer.
(4)	Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in SLB’s Annual Report on Form 10-K for the year ended December 31, 2022.
(5)	Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. For a reconciliation of net income attributable to SLB on a GAAP basis to adjusted EBITDA, see Appendix A.

Company Selected Measure Name	[1]				Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]					(3)For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Ms. Gharbi and Simon Ayat, SLB’s former EVP and Chief Financial Officer.
PEO Total Compensation Amount	[2]	$ 15,713,757	$ 16,795,502	$ 5,650,084
PEO Actually Paid Compensation Amount	[3]	39,478,899	32,392,156	(10,610,514)
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)	(1)	Equity Award Adjustments for CEO ($)	(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)	(3)	Pension Benefit Adjustments for CEO ($)	(4)	Compensation Actually Paid to CEO ($)
2022	15,713,757	(11,999,949)		35,564,073		—		201,018		39,478,899
2021	16,795,502	(10,499,803)		26,690,503		(802,703)		208,657		32,392,156
2020	5,650,084	—		(14,488,584)		(1,844,619)		72,605		(10,610,514)

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	20,140,255	17,159,320	—
Year-over-year increase (decrease) of unvested awards granted in prior years	9,171,658	9,400,936	(14,003,835)
Increase (decrease) from prior fiscal year–end for awards that vested during the year	6,252,160	130,247	(484,749)
Total Equity Award Adjustments	35,564,073	26,690,503	(14,488,584)

(3)	Represents the change in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT for each applicable year.
(4)	Represents the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO participates during each applicable year.

Non-PEO NEO Average Total Compensation Amount	[4]	5,087,891	6,353,971	6,081,217
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	17,341,223	13,116,171	2,190,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year, as reported in the SCT for that year:

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)	(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)	(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)	(3)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)	(4)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2022	5,087,891	(3,459,992)		15,684,764		(72,206)		100,764		17,341,223
2021	6,353,971	(3,449,891)		10,304,511		(257,982)		165,563		13,116,171
2020	6,081,217	(3,403,834)		297,042		(889,632)		105,915		2,190,708

(1)	Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	5,797,937	5,637,984	4,258,414
Year-over-year increase (decrease) of unvested awards granted in prior years	8,699,829	4,543,201	(3,520,367)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	1,186,999	123,326	(441,004)
Total Equity Award Adjustments	15,684,764	10,304,511	297,042

(3)	Represents the average change in the actuarial present value of the accumulated benefits to our named executive officers (other than our CEO), under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT for each applicable year.
(4)	Represents the average of the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our named executive officers (other than our CEO) participate during each applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]					CAP vs. Total Shareholder Return (SLB and OSX)
Compensation Actually Paid vs. Net Income [Text Block]					CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]					CAP vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group [Text Block]

The charts on the following page reflect that the CAP over the three-year period ended December 31, 2022 aligns to trends in SLB’s TSR, net income and adjusted EBITDA results over the same period. In addition, the chart titled “CAP vs. Total Shareholder Return (SLB and OSX)” reflects that SLB’s TSR over this three-year period aligns closely to OSX TSR over the same period. In 2020, the negative CAP for Mr. Le Peuch was primarily impacted by the fact that he did not receive an LTI award that year, as well as stock price depreciation. In 2021, CAP for our CEO and other NEOs was primarily impacted by SLB’s share price appreciation of 43%. For 2022, CAP for our CEO and other NEOs was primarily impacted by SLB’s share price appreciation of 70%, partially offset by performance of unvested PSUs.

Tabular List [Table Text Block]
Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Free Cash Flow Margin
Return on Capital Employed
Total Shareholder Return

Total Shareholder Return Amount		142.09	78.43	56.19
Peer Group Total Shareholder Return Amount	[5]	146.82	82.83	63.45
Net Income (Loss)		$ 3,492	$ 1,928	$ (10,486)
Company Selected Measure Amount	[1]	6,462	4,925	4,313
PEO Name					Mr. Le Peuch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name					Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name					Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name					Free Cash Flow Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name					Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name					Total Shareholder Return
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (11,999,949)	$ (10,499,803)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	35,564,073	26,690,503	(14,488,584)
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		(802,703)	(1,844,619)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	201,018	208,657	72,605
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,171,658	9,400,936	(14,003,835)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,252,160	130,247	(484,749)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(3,459,992)	(3,449,891)	(3,403,834)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	15,684,764	10,304,511	297,042
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(72,206)	(257,982)	(889,632)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	100,764	165,563	105,915
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,699,829	4,543,201	(3,520,367)
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,186,999	$ 123,326	$ (441,004)

[1]	(5)Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. For a reconciliation of net income attributable to SLB on a GAAP basis to adjusted EBITDA, see Appendix A.
[2]	(1)The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Mr. Le Peuch served as CEO for each of the years presented.
[3]	(2)The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs.(3)For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Ms. Gharbi and Simon Ayat, SLB’s former EVP and Chief Financial Officer.(4)Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in SLB’s Annual Report on Form 10-K for the year ended December 31, 2022.(5)Adjusted EBITDA
[4]	(3)For 2022, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2021, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Hinda Gharbi, SLB’s former EVP, Services and Equipment. For 2020, reflects compensation information for Mr. Al Mogharbel, Mr. Belani, and Mr. Biguet, as well as Ms. Gharbi and Simon Ayat, SLB’s former EVP and Chief Financial Officer.
[5]	(4)Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2022, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in SLB’s Annual Report on Form 10-K for the year ended December 31, 2022.
[6]	(1)Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
[7]	(2)Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.
Fair Value of Equity Awards for CEO	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	20,140,255	17,159,320	—
Year-over-year increase (decrease) of unvested awards granted in prior years	9,171,658	9,400,936	(14,003,835)
Increase (decrease) from prior fiscal year–end for awards that vested during the year	6,252,160	130,247	(484,749)
Total Equity Award Adjustments	35,564,073	26,690,503	(14,488,584)

[8]	(3)Represents the change in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT for each applicable year.
[9]	(4)Represents the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our CEO participates during each applicable year.
[10]	(1)Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.
[11]	(2)Represents the average of the year-over-year change in the fair value of equity awards to our named executive officers (other than our CEO), as itemized in the table below. No awards vested in the year they were granted.
Fair Value of Equity Awards for Non-CEO NEOs	2022 ($)	2021 ($)	2020 ($)
As of year-end for awards granted during the year	5,797,937	5,637,984	4,258,414
Year-over-year increase (decrease) of unvested awards granted in prior years	8,699,829	4,543,201	(3,520,367)
Increase (decrease) from prior fiscal year-end for awards that vested during the year	1,186,999	123,326	(441,004)
Total Equity Award Adjustments	15,684,764	10,304,511	297,042

[12]	(3)Represents the average change in the actuarial present value of the accumulated benefits to our named executive officers (other than our CEO), under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT for each applicable year.
[13]	(4)Represents the average of the actuarially determined service cost for services rendered under all benefit and actuarial pension plans in which our named executive officers (other than our CEO) participate during each applicable year.